Fair Value Hierarchy for Assets and Liabilities Measured on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Loans	¥ 276	¥ 287
Loans held-for-sale	5	45
Other investments	23	4
Goodwill	6
Total assets at fair value	310	336
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Level 2
Assets:
Loans held-for-sale	4	22
Total assets at fair value	4	22
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Level 3
Assets:
Loans	276	287
Loans held-for-sale	1	23
Other investments	18	4
Goodwill	6
Total assets at fair value	301	314
Aggregate cost
Assets:
Loans	408	407
Loans held-for-sale	6	62
Other investments	26	29
Goodwill	15
Total assets at fair value	455	498
Level 1
Assets:
Other investments	5
Total assets at fair value	¥ 5